Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net income	$ 8,105	$ 18,870	$ 22,468
Items that will not be reclassified to income statement
Translation adjustments of the Parent Company	2,966	2,259	(2,174)
Retirement benefit obligations	(68)	269	475
Fair value adjustment to investment in equity securities	13		397
Total items that will not be reclassified to the income statement, net of tax	2,911	2,528	(1,302)
Items that may be reclassified to income statement
Translation adjustments of foreign operations	(522)	(1,306)	918
Net investment hedge	139	81	(118)
Cash flow hedge	(19)	19	3
Reclassification of cumulative translation adjustment to income statement		(4,830)	(4,749)
Total items that may be reclassified to the income statement, net of tax	(402)	(6,036)	(3,946)
Comprehensive income	10,614	15,362	17,220
Comprehensive income attributable to noncontrolling interests	125	80	21
Comprehensive income attributable to Vale's shareholders	$ 10,489	$ 15,282	$ 17,199